Organization and Principal Activities	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Big Tree Cloud International Group Limited (“DSY”) was incorporated by the controlling shareholder, Mr. Wenquan Zhu, under the laws of the Cayman Islands on April 21, 2021.

On October 9, 2023, DSY entered into a business combination agreement (the “Business Combination Agreement”) with (i) Plutonian Acquisition Corporation (“Plutonian”), a newly organized blank check company incorporated as a Delaware corporation on March 11, 2021, (ii) Guangdong Big Tree Cloud Investment Holding Group Co., LTD (“DSY Guangdong”), a limited liability company incorporated in the PRC, (iii) Big Tree Cloud Holdings Limited (“DSY Holdings”, or the “Company”), an exempted company incorporated in the Cayman Islands, (iv) Big Tree Cloud Merger Sub I Limited, an exempted company incorporated in the Cayman Islands and a direct wholly-owned subsidiary of PubCo (“Merger Sub 1”); and (v) Big Tree Cloud Merger Sub II Inc., a Delaware corporation and a direct wholly-owned subsidiary of PubCo (“Merger Sub 2”).

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (i) Merger Sub 1 will merge with and into DSY (the “Initial Merger”), and DSY will be the surviving corporation of the Initial Merger and a direct wholly owned subsidiary of the Company; and (ii) following confirmation of the effectiveness of the Initial Merger, Merger Sub 2 will merge with and into Plutonian (the “SPAC Merger” and together with the Initial Merger, the “Mergers”), and Plutonian will be the surviving corporation of the SPAC Merger and a direct wholly owned subsidiary of the Company (the Mergers together with the other transactions contemplated by the Business Combination Agreement and other ancillary documents, the “Transactions”).

The Company and its subsidiaries primarily engage in manufacturing and sale of personal care products through its direct or indirectly owned subsidiaries (collectively, the “Group”) in the People’s Republic of China (“PRC” or “China”).

Reverse recapitalization

On June 6, 2024 (the “Closing Date”), Plutonian and DSY Holdings consummated the closing of the Transaction of Plutonian and DSY Holdings, following the approval at a Special Meeting of the shareholders on April 30, 2024. Following the consummation of the Transactions, Plutonian as a wholly-owned subsidiary of the Company and the outstanding shares of Plutonian being converted into the right to receive shares of the Company, the combined company will retain the name of the Company.

DSY was determined to be the accounting acquirer given DSY effectively controlled the combined entity after the transaction. The transaction is not a business combination because Plutonian was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by DSY for the net monetary assets of the Company, accompanied by a recapitalization. DSY was determined as the accounting acquirer and the historical financial statements of DSY became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the ordinary shares of DSY that were issued and outstanding immediately prior to the mergers were cancelled and converted into an aggregate of 50,000,000 ordinary shares, which has been restated retrospectively to reflect the equity structure of the Company. Earnings per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares is $0.0001, the difference of $45,000 was adjusted retrospectively as in addition paid-in capital as of June 30, 2023. The consolidated statements of changes in shareholders’ equity for the years ended June 30, 2023 and 2022 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net income or loss per ordinary share - basic and diluted was adjusted retrospectively from 50,000 to 50,000,000 for the years ended June 30, 2023 and 2022.

The income/(loss) per share before and after the retrospective adjustments are as follows.

	For the years ended June 30,
	2023		2022
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net income/(loss) per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic and diluted	5.59	0.0056	(37.85)	(0.0379)
Weighted average shares used in calculating net income/(loss) per share
- Basic and diluted	50,000	50,000,000	50,000	50,000,000

History of the Group and Reorganization

Bright Connected Limited (“DSY BVI”), which is 100% owned by DSY, was incorporated in British Virgin Islands (the “BVI”) on April 1, 2021. DSY BVI is an investment holding company with no operations.

Hongkong Ploutos International Limited (“DSY HK”), which is 100% owned by DSY through DSY BVI, was incorporated in Hong Kong on July 14, 2023. DSY HK is an investment holding company with no operations.

Guangdong Big Tree Cloud Investment Holding Group Co., LTD (“DSY Guangdong”), which was incorporated on June 16, 2020 by the controlling shareholder, Mr. Wenquan Zhu. DSY Guangdong through its directly and indirectly owned subsidiaries is principally engaged in the manufacturing and sales of personal care products in the People’s Republic of China (“PRC”).

In anticipation of an initial public offering of its equity securities, DSY undertook a reorganization (the “Reorganization”). On September 14, 2023, DSY HK acquired DSY Guangdong from Mr. Wenquan Zhu. Effective on September 14, 2023, DSY completed the reorganization (“Reorganization”) and became the ultimate holding company of DSY Guangdong and its subsidiaries through DSY HK, which were all controlled by the same shareholders before and after the Reorganization.

As of the balance sheet date of the financial statements, the details of the Company’s subsidiaries are as follows.

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Big Tree Cloud International Group Limited (“DSY”)	April 21, 2021	100%	Investment holding
Plutonian Acquisition Corporation (“Plutonian”)	March 11, 2021	100%	Investment holding
Bright Connected Limited (“DSY BVI”)	April 1, 2021	100%	Investment holding
Hongkong Ploutos International Limited (“DSY HK”)	July 14, 2023	100%	Investment holding
Guangdong Big Tree Cloud Investment Holding Group Co., LTD (“DSY Guangdong”)	June 16, 2020	100%	Investment holding
Shenzhen Big Tree Cloud Import and Export Trading Co., Ltd. (“DSY Shenzhen”)	July 02, 2020	100%	Sale of personal care products
Dongguan Big Tree Cloud Daily Necessities Co. Ltd. (“DSY Dongguan”)	July 14, 2022	100%	Manufacturing personal care products
Shenzhen Jingxiyun Trading Co., Ltd. (“Jingxiyun Shenzhen”)	December 20, 2021	100%	Sale of personal care products
Shenzhen Big Tree Cloud Commercial Chain Management Co. Ltd. (“DSY Commercial Shenzhen”)	January 19, 2023	100%	Sale of personal care products
Liaoning Big Tree Cloud Commercial Chain Management Co., Ltd. (“DSY Commercial Liaoning”)	February 21, 2023	100%	Sale of personal care products
Jilin Big Tree Cloud Commercial Chain Management Co., Ltd. (“DSY Commercial Jilin”)	March 8, 2023	100%	Sale of personal care products
Sichuan Big Tree Cloud Commercial Chain Management Co., Ltd. (“DSY Commercial Sichuan”)	March 17, 2023	100%	Sale of personal care products